3. Loans Impaired, Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Impaired loans	$ 34,633	$ 39,780
Other real estate	2,016	1,679
Level 1
Impaired loans	0	0
Other real estate	0	0
Level 2
Impaired loans	0	0
Other real estate	0	0
Level 3
Impaired loans	34,633	39,780
Other real estate	2,016	1,679
Total gains (losses) for the year ended
Impaired loans	(1,444)	(3,207)
Other real estate	$ (622)	$ (581)